Cost of sales of goods and services, without considering depreciation and amortization - Incremental costs related to COVID-19 pandemic and care and maintenance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Minera Yanacocha Srl And Subsidiaries [Member]
Disclosure of cost of sales [Line Items]
Incremental costs related to COVID-19	$ 20,309	$ 43,672
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of cost of sales [Line Items]
Labor and other employee expenses (ii)		30,900
Incremental costs related to COVID-19	$ 89,050	95,702
Severance costs associated with employee retirement programs		13,700
Sociedad Minera Cerro Verde S.A.A. [Member] | Minimum
Disclosure of cost of sales [Line Items]
Agreement Term	3 years
Sociedad Minera Cerro Verde S.A.A. [Member] | Maximum
Disclosure of cost of sales [Line Items]
Agreement Term	4 years
Sociedad Minera Cerro Verde S.A.A. [Member] | Peru [Member]
Disclosure of cost of sales [Line Items]
Incremental costs related to COVID-19 pandemic and care and maintenance, capitalized to inventory		95,700
Incremental costs related to COVID-19		51,100
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of cost of sales [Line Items]
Incremental costs related to COVID-19 pandemic and care and maintenance, capitalized to inventory	$ 20,300	43,700
Incremental costs (i)		27,157
Personnel expenses (i)	20,251	11,446
Labor expenses (ii)	58	5,069
Incremental costs related to COVID-19	$ 20,309	$ 43,672